Long-term receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term receivables, net [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Long-term receivables	3,929	3,173	509
Less: Allowance for doubtful accounts	(818)	(818)	(131)
Total long-term receivables, net	3,111	2,355	378

Schedule of Long-term receivables, Allowance for Doubtful Accounts [Table Text Block]
	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	-	-	818	131
Charged to income	-	818	-	-

Balance at end of year	-	818	818	131